Revenue - Summary of concentrations of credit risk percentage (Details) - Credit risk [member] - Revenue Risk Benchmark [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentrations of credit risk percentage.		45.00%
Customer E [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentrations of credit risk percentage.	17.00%
Customer F [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentrations of credit risk percentage.	13.00%